WARRANTS AND OTHER DERIVATIVE LIABILITIES AND FAIR VALUE MEASUREMENTS (Tables)	9 Months Ended	12 Months Ended
	Jun. 30, 2024	Sep. 30, 2023
Warrants And Other Derivative Liabilities And Fair Value Measurements
Schedule of fair value of derivative liability on recurring basis

	June 30, 2024	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Liabilities recorded at fair value on a recurring basis	$29,530,178	$-	$29,058,231	$471,947

	September 30, 2023	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Liabilities recorded at fair value on a recurring basis	$64,863,309	$-	$64,739,175	$124,134

	September 30, 2023	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Derivative liability	$64,863,309	$-	$64,739,175	$124,134

	September 30, 2022	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Derivative liability	$84,799,179	$-	$84,799,179	$-

Summary of all changes in warrants and other derivative liabilities

Balance, September 30, 2023	$64,863,309
Derivative liabilities recognized upon issuance of convertible instruments	2,140,496
Other warrants recognized upon issuance of convertible instruments	25,861,899
Loss / (gain) on revaluation	805,135
Conversions of derivatives into common shares	(71,126,401)
Derivatives issued upon extinguishment of accounts payable	6,985,740
Balance, June 30, 2024	$29,530,178

Balance, September 30, 2022	$84,799,179
Derivative liabilities recognized upon issuance of convertible instruments	499,737,254
Derivative liability recognized upon authorized shares shortfall	11,978,166
Loss / (gain) on derivative liability revaluation	89,462,559
Reclassification of derivative liabilities to equity upon authorization of sufficient common shares	(47,818,882)
Financing loss upon over-issuance of shares from warrants	8,934,892
Receivables upon over-issuance of shares from warrants	17,721,868
Reclassification to liability to issue shares upon unfinished warrant exercise on period end	(5,378,806)
Conversions of warrants into common shares	(509,117,758)
Balance, June 30, 2023	$150,318,472

Balance, September 30, 2022	$84,799,179
Derivative liabilities recognized upon issuance of convertible instruments	501,073,872
Derivative liability recognized upon authorized shares shortfall	11,978,166
Loss / (gain) on derivative liability revaluation	116,256,211
Reclassification of derivative liabilities to equity	(47,818,882)
Financing loss upon over-issuance of shares from warrants	8,934,892
Receivables upon over-issuance of shares from warrants	17,721,868
Conversions of warrants into shares of common stock	(628,081,997)
Balance, September 30, 2023	$64,863,309

Balance, September 30, 2021	$-
Derivative liabilities recognized upon issuance of convertible instruments	484,421,258
Loss / (gain) on derivative liability revaluation	122,803,715
Conversions of warrants into shares of common stock	(555,161,139)
Change in agreement with warrant holders (recognized as deemed dividends)	32,735,345
Balance, September 30, 2022	$84,799,179